Acquisition and Disposal	6 Months Ended
Dec. 31, 2025
Acquisition and Disposal [Abstract]
Acquisition and disposal

(3) Acquisition and disposal

Acquisition and disposal in first half ended December 31, 2025

The Group made certain acquisitions and disposal during the first half ended December 31, 2025 as follows:

(a)	Acquisition of Carve Group

On July 28, 2025, the Company entered into a definitive agreement to acquire 100% of the equity interest of Carve Group. The total purchase price of RMB2,102,028 consisted solely of equity consideration, representing 195,894,609 Class A Ordinary Shares. The acquisition was completed on August 27, 2025.

The acquisition of Carve Group was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Carve Group and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	2,102,028
Total fair value of purchase price	2,102,028

Assets acquired	RMB
Cash and cash equivalents and restricted cash	120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	66,910
- Software Copyright	9,425
- Patent right	11,766
- Trademark rights	12,398
- Management Team	8,223
- Customer Relations and Sales Channels	9,109
- Scientific Research Collaboration and Intellectual Property Coordination	7,148
- Supply Chain and Production Qualifications	8,350
- Other Intangible Asset	491
Right of use asset	105
Total assets acquired	2,052,208

Liabilities Assumed
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	16,605
Total liabilities assumed	35,142
Total identifiable net assets acquired	2,017,066
Goodwill	84,962

As disclosed in Note 1, The Group completed the divestiture of Wealth Management segment and de-consolidation of Insurance Agency segment in the first half ended December 31, 2025. Consequently, the Group had no reporting units prior to the acquisition of Carve Group. Upon the acquisition of Carve Group, one additional reporting unit for health and wellness products was identified as of the acquisition date. No benefit from synergies associated with the acquisition of Carve Group was recognized. As a result, goodwill recorded in the acquisition is assigned to the applicable reporting units of health and wellness products to which the assets and liabilities of Carve Group are assigned. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from September 1, 2025. Acquisition-related costs for Carve Group were approximately RMB50. These were expensed as incurred and are included in general and administrative expenses within the unaudited condensed consolidated statements of operations and comprehensive income (loss).

(b)	Acquisition of Real Prospect

On July 18, 2025, the Company entered into a definitive agreement to acquire 100% of the equity interest of Real Prospect. The total purchase price of RMB1,043,547 consisted solely of equity consideration, representing 98,002,174 Class A Ordinary Shares. The acquisition was completed on October 28, 2025. Pursuant to the agreement, one of the selling shareholders shall return certain numbers of Class A Ordinary Shares back to the Group if certain performance conditions are not achieved at the end of each fiscal year ending June 30 for three consecutive years following the acquisition date. As of the acquisition date, the fair value of this contingent consideration arrangement was determined to be nil, as management concluded that the achievement of the applicable conditions is probable, and no contingent consideration asset was recognized. The contingent consideration arrangement will be reassessed at each reporting date with changes in fair value, if any, recognized in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The acquisition of Real Prospect was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Real Prospect and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value.

The excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Real Prospect are included in the Qingdao Maisi segment.

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	1,043,547
Total fair value of purchase price	1,043,547

Assets acquired	RMB
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	15,411
- Software Copyright	5,315
- Patent right	3,865
- Trademark rights	5,315
- Other Intangible Asset	916
Right of use asset	663
Total assets acquired	181,055

Liabilities Assumed
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	726
Amount due to related parties	29,800
Total liabilities assumed	45,385
Total identifiable net assets acquired	135,670
Goodwill	907,877

As disclosed in Note 1, The Group completed the divestiture of Wealth Management segment and de-consolidation of Insurance Agency segment and the acquisition of Carve Group in the first half ended December 31, 2025. Consequently, the Group had only one reporting unit (i.e., health and wellness products) following the acquisition of Carve Group and prior to the acquisition of Real Prospect. Upon the acquisition of Real Prospect, one additional reporting unit for smart technology and new energy solutions was identified as of the acquisition date. No benefit from synergies associated with the acquisition of Real Prospect was recognized. As a result, goodwill recorded in the acquisition is assigned to the applicable reporting units of smart technology and new energy solutions to which the assets and liabilities of Real Prospect are assigned. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from November 1, 2025. Acquisition-related costs for Real Prospect were approximately RMB50. These were expensed as incurred and are included in general and administrative expenses within the consolidated statement of operations and comprehensive loss.

(c)	Disposal of other subsidiaries.

During the first half of fiscal year ended December 31, 2025, the Company’s subsidiary AIFU disposed two agency companies, separately to independent third parties. The total cash consideration amounted to RMB359, of which RMB359 was settled as of December 31, 2025. The Group recognized a loss of RMB30,169 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.